TAXATION (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2021 USD ($)
Income Tax [Line Items]
Federal corporate income tax rate				25.00%	25.00%	25.00%
Statutory reserves				¥ 700,244,270	¥ 692,008,508				$ 109,883,606
Utilization and reversal of valuation allowances				8,390,221	44,895,888	¥ 32,719,772
Deferred Tax Assets, Valuation Allowance				¥ 217,123,698	¥ 136,847,274	¥ 144,316,817	¥ 114,620,700
Percentage of unrecognized deferred tax liability				10	10	10
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount				¥ 74,100,000	¥ 83,300,000	¥ 88,000,000.0
JinkoPower
Income Tax [Line Items]
Percentage of income tax is levied on the guarantee payment				10.00%
JAPAN
Income Tax [Line Items]
Federal corporate income tax rate				37.60%
SWITZERLAND
Income Tax [Line Items]
Federal corporate income tax rate				9.57%
GERMANY
Income Tax [Line Items]
Federal corporate income tax rate				33.00%
ITALY
Income Tax [Line Items]
Federal corporate income tax rate				27.90%
China
Income Tax [Line Items]
Federal corporate income tax rate	25.00%			15.00%	15.00%	15.00%
Dividend distribution withholding tax				10.00%
Statutory reserves				¥ 4,928,417,692	¥ 3,878,527,864	¥ 3,883,577,293
Deferred tax liability reinvested earnings				¥ 492,841,769	¥ 387,852,786	¥ 388,357,729
China | Enterprise in the Encouraged Industry
Income Tax [Line Items]
Federal corporate income tax rate				15.00%	15.00%	15.00%	15.00%
China | High and New Technology Enterprise
Income Tax [Line Items]
Reduced statutory rate				2021.00%
China | Yuhuan Jinko and Haining Jinko
Income Tax [Line Items]
Federal corporate income tax rate					15.00%	15.00%
China | Forecast [Member] | Enterprise in the Encouraged Industry
Income Tax [Line Items]
Federal corporate income tax rate		15.00%	15.00%
China | Forecast [Member] | High and New Technology Enterprise
Income Tax [Line Items]
Federal corporate income tax rate		15.00%	15.00%
Reduced statutory rate			15.00%
HONG KONG
Income Tax [Line Items]
Federal corporate income tax rate				16.50%
Dividend distribution withholding tax				5.00%
HONG KONG | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate				25.00%
PORTUGAL
Income Tax [Line Items]
Federal corporate income tax rate				22.50%
Denmark
Income Tax [Line Items]
Federal corporate income tax rate				22.00%
USA
Income Tax [Line Items]
Federal corporate income tax rate								21.00%
USA | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate								0.75%
USA | Maximum [Member]
Income Tax [Line Items]
Federal corporate income tax rate								9.99%
CANADA
Income Tax [Line Items]
Federal corporate income tax rate				15.00%
State/Province tax rate				12.00%
AUSTRALIA
Income Tax [Line Items]
Federal corporate income tax rate				30.00%
BRAZIL
Income Tax [Line Items]
Federal corporate income tax rate				34.00%
MEXICO
Income Tax [Line Items]
Federal corporate income tax rate				30.00%
Malaysia
Income Tax [Line Items]
Federal corporate income tax rate				24.00%
Income Tax Holiday, Description				a five year 100% tax exemption
Argentina
Income Tax [Line Items]
Federal corporate income tax rate				35.00%
Korea
Income Tax [Line Items]
Federal corporate income tax rate				22.00%